SCHEDULE OF CHANGES IN THE NUMBER OF TREASURY SHARES (Details) - Treasury Stock, Common [Member] - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares	23,658	23,658	1,450,500
Sales of treasury shares			(1,426,842)
Balance, shares	23,658	23,658	23,658